Net Income and Other Comprehensive Income (Loss) - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis Of Income And Expense [Abstract]
Net foreign currency exchange gains or losses	$ 37		$ (88)	$ 181
Gain on disposal of financial instruments	6	$ 0	3	0
Gain or loss on disposal of investments accounted for using equity method	0	0	0	(2)
Valuation gain or loss on financial assets and liabilities at fair value through profit or loss, net	(21)	(1)	1	(1)
Impairment loss on available-for-sale financial assets	0	0	0	(577)
Others	(68)		(48)	(49)
Other gains and losses	$ (46)	$ (2)	$ (132)	$ (448)